Other income	12 Months Ended
Dec. 31, 2025
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory
Note 5
Other income
Other income
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries
1
253
2
9 24
Net gains / (losses) from disposals of investments in associates and joint ventures 3 135 4
Share of net profits of associates and joint ventures 79
3
144 (348)
Impairments related to associates
(2)
Total 333 288 (319)
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income 0 0 3
Income from properties
4
34 49 39
Net gains / (losses) from properties held for sale 20 (17) 12
Other
5
(483)
6
354
7
648
Total other income (96) 675 384
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations.
Refer to Note 28 for more information about UBS’s
acquisitions and
disposals of subsidiaries and businesses.
2 Includes a gain of USD
128
m from the sale of a stake in a subsidiary,
Credit Suisse Securities (China) Limited, and a gain of USD
97 m recognized upon the completion of
the sale of the US mortgage servicing business of Credit Suisse, Select Portfolio Servicing, which was managed in Non-core and Legacy.
Refer to Note 28 for more information.
3 Includes a gain of USD
64 m related
to UBS’s share of the income recorded by Swisscard AECS GmbH for the sale of the Credit Suisse card
portfolios to UBS. Refer to Note 28 for more information.
4 Includes rent received from third parties.
5 Included
in 2025 are net losses of
USD
574
m related to the repurchase of
UBS’s own debt instruments
(compared with net gains of USD
21
m in 2024 and net gains
of USD
160
m in 2023). The
net losses in 2025 include a
USD 457 m net loss from the repurchase of legacy Credit Suisse debt instruments, as the repurchase price exceeded the amortized-cost carrying value (the net loss reflects a loss of USD 885 m before PPA adjustments, partly offset by a USD 427
m gain from the release of PPA adjustments).
6 Includes a USD
33
m gain from the sale of UBS’s wealth management business in India. Refer to Note 28 for more information.
7 Includes
USD 113 m net gains in Asset Management from the sale of the Brazilian real estate fund management business.